Document and Entity Information	Jan. 15, 2016
Prospectus:
Document Type	497
Document Period End Date	Jan. 15, 2016
Registrant Name	OLD WESTBURY FUNDS INC
Central Index Key	0000909994
Amendment Flag	false
Document Creation Date	Jan. 15, 2016
Document Effective Date	Jan. 15, 2016
Prospectus Date	Apr. 02, 2015